Taxes - Net Deferred Income Tax Asset Rollforward (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes [Abstract]
Balance at the beginning of the period	$ 14,691	$ 16,010	$ 13,575
Deferred tax provision for the period	(1,115)	622	(3,871)
Deferred tax income net recorded in share of the profit of equity method accounted investees	(694)	277	(404)
Acquisition of subsidiaries	0	0	(1)
Unrealized (gain) on cash flow hedges	(1,281)	1,006	865
Exchange differences on translation of foreign operations	(2,604)	(491)	2,215
Remeasurements of the net defined benefit liability	497	380	(256)
Retained earnings of equity method accounted investees	(334)	32	(33)
Restatement effect of the period and beginning balances associated with hyperinflationary economies	155	(507)	(953)
Balance at the end of the period	$ 20,067	$ 14,691	$ 16,010